Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	$ 2,891,087
Other additions		272,738	$ 393,301
Depreciation		350,902	332,580
Ending balance		2,779,326	2,891,087	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,932,450	3,334,548
Additions through business combinations		29,960	590,083
Other additions		272,738	393,301
Disposals		(119,032)	(188,417)
Reclassification to from assets held for sale		(81,224)	(75,935)
Reclassification between categories	[2]	0
Effect of movements in exchange rates		76,644	(121,130)
Ending balance		4,111,536	3,932,450
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(1,041,363)	(919,076)
Depreciation		350,902	332,580
Disposals		73,013	130,462
Reclassification to from assets held for sale		(19,441)	(30,463)
Reclassification between categories	[2]	0
Effect of movements in exchange rates		32,399	(49,368)
Ending balance		(1,332,210)	(1,041,363)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,375,316
Ending balance		1,374,388	1,375,316
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,492,078	1,383,977
Additions through business combinations		4,295	115,405
Other additions		49,436	68,580
Disposals		(3,727)	(6,008)
Reclassification to from assets held for sale		(55,064)	(30,974)
Reclassification between categories	[2]	0
Effect of movements in exchange rates		24,743	(38,902)
Ending balance		1,511,761	1,492,078
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(116,762)	(105,401)
Depreciation		26,613	25,222
Disposals		3,584	5,829
Reclassification to from assets held for sale		(6,134)	(2,237)
Reclassification between categories	[2]	0
Effect of movements in exchange rates		3,716	(5,795)
Ending balance		(137,373)	(116,762)
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,436,775
Ending balance		1,306,444	1,436,775
Rolling Stock | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,243,864	1,758,200
Additions through business combinations		22,062	465,400
Other additions		201,466	295,452
Disposals		(103,541)	(162,983)
Reclassification to from assets held for sale		(26,147)	(44,961)
Reclassification between categories	[2]	(17,215)
Effect of movements in exchange rates		43,067	(67,244)
Ending balance		2,363,556	2,243,864
Rolling Stock | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(807,089)	(690,232)
Depreciation		306,545	286,817
Disposals		58,019	107,464
Reclassification to from assets held for sale		(13,294)	(28,226)
Reclassification between categories	[2]	(7,985)
Effect of movements in exchange rates		22,776	(34,270)
Ending balance		(1,057,112)	(807,089)
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		78,996
Ending balance		98,494	78,996
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		196,508	192,371
Additions through business combinations		3,603	9,278
Other additions		21,836	29,269
Disposals		(11,764)	(19,426)
Reclassification to from assets held for sale		(13)	0
Reclassification between categories	[2]	17,215
Effect of movements in exchange rates		8,834	(14,984)
Ending balance		236,219	196,508
Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(117,512)	(123,443)
Depreciation		17,744	20,541
Disposals		11,410	17,169
Reclassification to from assets held for sale		(13)	0
Reclassification between categories	[2]	7,985
Effect of movements in exchange rates		5,907	(9,303)
Ending balance		$ (137,725)	$ (117,512)

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[2]	Reclassification between categories had no impact on the depreciation of the reclassified property and equipment